Accrued expenses and other current liabilities	12 Months Ended
Sep. 30, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

Note 12 – Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	September 30,	September 30,
	2022	2021
Payroll payable	$291,616	$444,453
Accrued expenses	232,581	101,179
Accrued expenses and other current liabilities	$524,197	$545,632